DECHERT LLP

1775 I STREET, N.W.

WASHINGTON, D.C. 20006

March 17, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Registration Statement on Form N-2 for The Endowment TEI Fund, L.P.

Ladies and Gentlemen:

On behalf of The Endowment TEI Fund, L.P. (the “Fund”), a closed-end management investment company, attached for electronic filing via the EDGAR system is the Fund’s Registration Statement on Form N-2 under the Investment Company Act of 1940, with exhibits. The Fund is filing a Notice of Registration on Form N-8A concurrently with this filing. No registration fees are required in connection with this filing, as interests in the Fund are not registered under the Securities Act of 1933.

Please contact the undersigned at 202.261.3386 or Sara Gillis at 202.261.3394 with any questions or comments regarding the attached.

Sincerely,

/s/ Keith T. Robinson

cc:	A. Haag Sherman
The Endowment TEI Fund, L.P.